Equity reserves - Schedule of detailed information about stock options (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	890
No. exercisable | Share	505
Weighted average remaining life (years)	3 years 1 month 6 days	2 years 8 months 12 days
Weighted average exercise price	$ 10.08
5.71 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	651
No. exercisable | Share	332
Weighted average remaining life (years)	3 years 3 months 18 days
Weighted average exercise price	$ 6.75
Weighted average grant date share price	6.75
5.71 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	5.71
5.71 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 10
15.01 - 20.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	207
No. exercisable | Share	141
Weighted average remaining life (years)	2 years 9 months 18 days
Weighted average exercise price	$ 17.4
Weighted average grant date share price	17.4
15.01 - 20.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	15.01
15.01 - 20.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20
30.01 - 30.40 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	32
No. exercisable | Share	32
Weighted average remaining life (years)	0 years
Weighted average exercise price	$ 30.4
Weighted average grant date share price	30.4
30.01 - 30.40 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	30.01
30.01 - 30.40 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 30.4